Pensions and Other Post Retirement Benefits - Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits
Analysis of amount charged to earnings:
Current service costs	$ 263	$ 302
Interest cost	21	41
Defined benefit plans expense	284	343
Defined contribution plans expense	95	94
Total benefit plans expense charged to earnings	379	437
Components of defined benefit costs recognized in Other Comprehensive Income:
Actuarial (gain) / loss arising from changes in experience	(86)	(1)
Actuarial gain arising from changes in financial assumptions	(2,229)	(572)
Actuarial gain arising from changes in demographic assumptions		(2)
Benefit Obligation gains	(2,315)	(575)
Return on plan assets greater / (less) than discount rate (excluding amounts included in net interest expense)	1,190	(530)
Effect of the asset ceiling	187
Plan assets loss / (gain)	1,377	(530)
Actuarial gain recognized in other comprehensive income	(938)	(1,105)
Other Post-Retirement Benefits
Analysis of amount charged to earnings:
Current service costs	19	19
Interest cost	20	18
Defined benefit plans expense	39	37
Total benefit plans expense charged to earnings	39	37
Components of defined benefit costs recognized in Other Comprehensive Income:
Actuarial (gain) / loss arising from changes in experience	3	(1)
Actuarial gain arising from changes in financial assumptions	(167)	(27)
Benefit Obligation gains	(164)	(28)
Actuarial gain recognized in other comprehensive income	$ (164)	$ (28)